UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Jeff Faber   New York, New York   August 15, 2012
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$292,673 (thousands)

List of Other Included Managers:








FORM 13F INFORMATION TABLE                          Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: June 30, 2012                                                                               Item 8:
              Item 1:                   Item 2:      Item 3:   Item 4:   Item 5:              Item 6:  Item 7: Voting Authority
              Name of                  Title of       CUSIP      Fair     Shares   Sh/   Put/   Inv.    Other     (a)     (b)  (c)
              Issuer                     Class        Number    Market      or     Prn   Call  Discr.   Mgrs     Sole   Shared None
                                                                Value   Principal
                                                               (X$1000)   Amount
ADOBE SYS INC                      COM              00724F101      2,066    63,826  SH          SOLE              63,826
AMERICAN RLTY CAP TR INC           COM              02917L101      5,015   459,273  SH          SOLE             459,273
ANNALY CAP MGMT INC                COM              035710409        173    10,333  SH          SOLE              10,333
C&J ENERGY SVCS INC                COM              12467B304      8,039   434,524  SH          SOLE             434,524
CABOT OIL & GAS CORP               COM              127097103        966    24,527  SH          SOLE              24,527
CARMIKE CINEMAS INC                COM              143436400      2,295   156,683  SH          SOLE             156,683
CARRIZO OIL & CO INC               COM              144577103        952    40,535  SH          SOLE              40,535
RTER COMMUNICATIONS INC D          CL A NEW         16117M305     22,556   318,268  SH          SOLE             318,268
CHIMERA INVT CORP                  COM              16934Q109        331   140,317  SH          SOLE             140,317
CINEMARK HOLDINGS INC              COM              17243V102        369    16,168  SH          SOLE              16,168
CITRIX SYS INC                     COM              177376100      2,267    27,003  SH          SOLE              27,003
EBAY INC                           COM              278642103     16,206   385,769  SH          SOLE             385,769
EQT CORP                           COM              26884L109        930    17,349  SH          SOLE              17,349
EXCO RESOURCES INC                 COM              269279402        952   125,396  SH          SOLE             125,396
FIFTH THIRD BANCORP                COM              316773100      7,584   566,007  SH          SOLE             566,007
HUNTINGTON BANCSHARES INC          COM              446150104      8,093 1,264,550  SH          SOLE           1,264,550
INTUIT                             COM              461202103      7,601   128,078  SH          SOLE             128,078
JPMORGAN CHASE & CO                COM              46625H100      4,132   115,644  SH          SOLE             115,644
LAS VEGAS SANDS CORP               COM              517834107      9,712   223,313  SH          SOLE             223,313
LOCKHEED MARTIN CORP               COM              539830109        369     4,241  SH          SOLE               4,241
LONE PINE RES INC                  COM              54222A106      3,803 1,382,954  SH          SOLE           1,382,954
MARKET VECTORS ETF TR              GOLD MINER ETF   57060U100      9,559   213,513  SH          SOLE             213,513
MEDLEY CAP CORP                    COM              58503F106      3,164   262,784  SH          SOLE             262,784
MFA FINANCIAL INC                  COM              55272X102        359    45,508  SH          SOLE              45,508
MICROSOFT CORP                     COM              594918104      2,082    68,068  SH          SOLE              68,068
NCR CORP NEW                       COM              62886E108     16,191   712,332  SH          SOLE             712,332
NANTPARK FLOATING RATE CA          COM              70806A106        348    29,240  SH          SOLE              29,240
PINNACLE ENTMT INC                 COM              723456109      9,363   973,246  SH          SOLE             973,246
PLAINS EXPL& PRODTN CO             COM              726505100     23,712   674,026  SH          SOLE             674,026
PLX TECHNOLOGY INC                 COM              693417107      7,158 1,127,200  SH          SOLE           1,127,200
RANGE RES CORP                     COM              75281A109        886    14,321  SH          SOLE              14,321
REALD INC                          COM              75604L105      4,027   269,152  SH          SOLE             269,152
RED HAT INC                        COM              756577102      2,189    38,757  SH          SOLE              38,757
SCRIPPS E W CO OHIO                CL A NEW         811054402      1,748   181,862  SH          SOLE             181,862
SOUTHWESTERN ENERGY CO             COM              845467109        978    30,644  SH          SOLE              30,644
STARWOOD PPTY TR INC               COM              85571B105        360    16,911  SH          SOLE              16,911
TIBCO SOFTWARE INC                 COM              88632Q103      2,183    72,966  SH          SOLE              72,966
TRANSOCEAN LTD                     REG SHS          H8817H100      3,916    87,544  SH          SOLE              87,544
TIMATE SOFTWARE GROUP INC          COM              90385D107      2,207    24,817  SH          SOLE              24,817
ULTRA PETROLEUM CORP               COM              903914109      1,021    44,253  SH          SOLE              44,253
VAIL RESORTS INC                   COM              91879Q109     12,222   244,050  SH          SOLE             244,050
VMWARE INC                         CL A COM         928563402      1,920    21,088  SH          SOLE              21,088
VODAFONE GROUP PLC NEW             SPONS ADR NEW    92857W209     14,276   506,612  SH          SOLE             506,612
WELLS FARGO & CO NEW               COM              949746101     12,282   367,290  SH          SOLE             367,290
WYNDHAM WORLDWIDE CORP             COM              98310W108     15,143   287,130  SH          SOLE             287,130
WYNN RESORTS LTD                   COM              983134107     23,319   224,826  SH          SOLE             224,826
XL GROUP PLC                       SHS              G98290102      9,810   466,265  SH          SOLE             466,265
YAHOO INC                          COM              984332106      7,835   494,972  SH          SOLE             494,972